IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2022 Jan. 31	2021 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$266,099	$257,709
Undrawn commitments	69,814	71,496
Repo-style transactions	241,509	242,102
Other off-balance sheet	86,779	79,985
OTC derivatives	20,983	20,690
Gross exposure at default (EAD) on business and government portfolios	685,184	671,982
Less: Collateral held for repo-style transactions	223,880	225,399
Net EAD on business and government portfolios	461,304	446,583
Retail portfolios – AIRB approach
Drawn	299,948	295,290
Undrawn commitments	95,251	94,077
Other off-balance sheet	334	367
Gross EAD on retail portfolios	395,533	389,734
Standardized portfolios (1)	88,479	83,989
Securitization exposures – AIRB approach	12,013	10,823
Gross EAD	$1,181,209	$1,156,528
Net EAD	$957,329	$931,129
(1)
Includes $77.2
 billion relating to business and government loans (October 31, 2021: $
73.2
billion), $
6.5
 billion (October 31, 2021: $
6.3
 billion) relating to retail portfolios, and $4.8
billion

(October 31, 2021: $
4.6
 billion) relating to

securitization exposures. Our business and government loans under the standardized approach consist of $49.4 billion (October 31, 2021: $
45.3
 billion) to corporates, $
26.0
 billion (October 31, 2021: $
26.3
 billion) to

sovereigns, and $
1.8
 billion (October 31, 2021: $
1.6
 billion) to banks.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2022 Jan. 31		2021 Oct. 31
	Exposure (1)
Investment grade	$9.43	69.9%	$9.87	68.9%
Non-investment grade	3.80	28.2	4.39	30.6
Watch list	0.26	1.9	0.07	0.5
Default	–	–	–	–
Unrated	–	–	–	–
	$13.49	100.0%	$14.33	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Incremental Risk Charge
The following table shows VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

$ millions, as at or for the three months ended				2022 Jan. 31		2021 Oct. 31		2021 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$16.3	$5.5	$13.1	$9.6	$5.7	$9.6	$5.2	$6.6
Credit spread risk	11.0	5.4	5.4	8.1	8.4	8.3	8.8	8.0
Equity risk	10.5	2.6	3.9	4.8	6.5	5.4	3.7	3.4
Foreign exchange risk	4.8	0.5	2.2	2.1	1.6	1.7	1.4	1.7
Commodity risk	6.0	1.2	4.5	3.1	1.3	3.0	3.2	3.1
Debt specific risk	3.3	2.0	2.7	2.5	2.9	2.9	4.1	3.2
Diversification effect (1)	n/m	n/m	(23.1)	(21.2)	(18.5)	(22.6)	(19.4)	(18.2)
Total VaR (one-day measure)	$14.6	$6.2	$8.7	$9.0	$7.9	$8.3	$7.0	$7.8
Stressed total VaR (one-day measure)	$43.1	$21.2	$30.6	$33.2	$33.2	$29.9	$30.0	$27.1
IRC (one-year measure)	$178.9	$117.9	$142.8	$142.7	$182.3	$208.7	$181.0	$172.2
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2022 Jan. 31		2021 Oct. 31		2021 Jan. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$380	$74	$270	$134	$384	$42
Increase (decrease) in EVE	(651)	(216)	(684)	(161)	(564)	(365)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(124)	(33)	(117)	(70)	(122)	(66)
Increase (decrease) in EVE	142	57	161	29	77	40

(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources	Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2022	Cash and deposits with banks	$43,350	$–	$43,350	$261	$43,089
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	123,208	101,435	224,643	132,147	92,496
	Other debt securities	5,529	5,509	11,038	1,981	9,057
	Equities	43,969	28,031	72,000	28,435	43,565
	Canadian government guaranteed National Housing Act mortgage-backed securities	36,491	856	37,347	15,230	22,117
	Other liquid assets (2)	13,031	3,178	16,209	6,736	9,473
		$265,578	$139,009	$404,587	$184,790	$219,797
2021	Cash and deposits with banks	$56,997	$–	$56,997	$252	$56,745
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	113,515	100,944	214,459	134,370	80,089
	Other debt securities	5,681	5,510	11,191	1,827	9,364
	Equities	37,855	22,996	60,851	25,133	35,718
	Canadian government guaranteed National Housing Act mortgage-backed securities	36,116	948	37,064	14,677	22,387
	Other liquid assets (2)	12,772	3,927	16,699	7,203	9,496
		$262,936	$134,325	$397,261	$183,462	$213,799
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$23,259	$–	$–	$–	$–	$–	$–	$–	$–	$23,259
Interest-bearing deposits with banks	20,091	–	–	–	–	–	–	–	–	20,091
Securities	3,126	5,733	6,601	3,956	4,975	17,256	54,684	36,297	46,375	179,003
Cash collateral on securities borrowed	14,096	–	–	–	–	–	–	–	–	14,096
Securities purchased under resale agreements	39,822	15,428	9,118	1,098	509	1,000	–	–	–	66,975
Loans
Residential mortgages	1,720	4,200	11,736	13,024	9,613	40,968	166,658	9,190	–	257,109
Personal	1,250	742	893	827	926	500	3,432	4,453	29,656	42,679
Credit card	234	467	701	701	701	2,802	5,516	–	–	11,122
Business and government	9,569	7,244	11,086	9,402	10,537	28,162	62,263	17,975	8,459	164,697
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,838)	(2,838)
Derivative instruments	2,878	3,383	2,522	1,913	5,613	5,006	4,765	6,986	–	33,066
Customers’ liability under acceptances	9,603	986	14	14	1	–	–	–	–	10,618
Other assets	–	–	–	–	–	–	–	–	41,787	41,787
	$125,648	$38,183	$42,671	$30,935	$32,875	$95,694	$297,318	$74,901	$123,439	$861,664
October 31, 2021	$133,285	$39,067	$39,932	$35,900	$31,154	$95,910	$276,311	$70,812	$115,312	$837,683
Liabilities
Deposits (2)	$29,104	$27,797	$51,476	$27,556	$34,430	$39,841	$55,618	$15,200	$368,686	$649,708
Obligations related to securities sold short	23,272	–	–	–	–	–	–	–	–	23,272
Cash collateral on securities lent	2,286	–	–	–	–	–	–	–	–	2,286
Obligations related to securities sold under repurchase agreements	52,704	11,946	2,935	387	450	–	–	–	–	68,422
Derivative instruments	2,739	3,057	3,034	1,670	3,002	3,727	4,755	7,252	–	29,236
Acceptances	9,641	986	14	14	1	–	–	–	–	10,656
Other liabilities	23	55	78	81	58	321	667	910	23,068	25,261
Subordinated indebtedness	–	–	–	–	–	–	–	5,531	–	5,531
Equity	–	–	–	–	–	–	–	–	47,292	47,292
	$119,769	$43,841	$57,537	$29,708	$37,941	$43,889	$61,040	$28,893	$439,046	$861,664
October 31, 2021	$114,437	$58,465	$42,381	$43,224	$28,107	$40,038	$54,440	$27,969	$428,622	$837,683
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $220.1 billion (October 31, 2021: $202.2 billion) of personal deposits; $409.9 billion (October 31, 2021: $351.6 billion) of business and government deposits and secured borrowings; and $19.8 billion (October 31, 2021: $17.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$1,322	$11,234	$4,547	$4,771	$5,415	$19,834	$61,556	$2,401	$192,425	$303,505
Securities lending (2)	47,514	3,922	2,758	–	–	–	–	–	–	54,194
Standby and performance letters of credit	2,502	1,679	3,732	3,219	3,843	556	825	153	–	16,509
Backstop liquidity facilities	70	12	1,636	6	10,217	123	–	–	–	12,064
Documentary and commercial letters of credit	21	51	55	10	9	17	28	–	–	191
Other	1,169	–	–	–	–	–	–	–	–	1,169
	$52,598	$16,898	$12,728	$8,006	$19,484	$20,530	$62,409	$2,554	$192,425	$387,632
October 31, 2021	$49,440	$28,564	$10,516	$9,343	$7,902	$25,284	$57,866	$3,678	$188,449	$381,042
(1)	Includes $144.7 billion (October 31, 2021: $141.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $2.3 billion (October 31, 2021: $2.5 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at January 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$77	$128	$271	$146	$156	$450	$653	$63	$1,944
Future lease commitments (2)	–	2	3	3	3	11	77	711	810
Investment commitments	–	3	–	–	14	–	4	320	341
Underwriting commitments	129	–	–	–	–	–	–	–	129
Pension contributions (3)	19	39	58	58	–	–	–	–	174
	$225	$172	$332	$207	$173	$461	$734	$1,094	$3,398
October 31, 2021 (2)	$414	$176	$221	$320	$185	$483	$735	$1,187	$3,721
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2022 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.

Schedule of Loans Past Due But Not Impaired

$ millions, as at			2022 Jan. 31	2021 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$767	$–	$767	$703
Personal	182	–	182	146
Credit card	168	79	247	203
Business and government	295	–	295	162
	$1,412	$79	$1,491	$1,214